Sales and Marketing Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales And Marketing Costs
Sales and marketing costs	€ 17,744	€ 16,922	€ 8,800
Sales and marketing costs, percentage		93.00%